RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

[a] Deposits held by related parties

The Company provided related parties with advances that were held as deposits for anticipated future costs related to the Company’s planned magnesium research and development pilot plant and other administrative expenses (the “Pilot Plant Advances”). As at January 31, 2022, the Company had the following deposits held by related parties:

	Related Party A [i]	Related Party B [ii]	Total
	$	$	$

Balance, October 31, 2020	–	–	–
Advances	987,912	2,292,912	3,280,824
Costs and expenses	(696,431)	(2,097,931)	(2,794,362)
Balance, October 31, 2021	291,481	194,981	486,462
Advances	300,000	522,335	822,335
Costs and expenses	(79,793)	(675,390)	(755,183)
Foreign exchange effect	13,193	(1,066)	12,127
Balance, January 31, 2022	524,881	40,860	565,741

[i]	Related Party A is a company controlled by a director and officer.

[ii]	Related Party B is a company controlled by an officer.

[b] Due to related parties

As at January 31, 2022, balances due to related parties totaled $1,092,786 (October 31, 2021 – $1,026,817). All advances are unsecured, non-interest bearing, and have no stated terms of repayment.

	January 31, 2022	October 31, 2021
	$	$
Wages payable to directors and officers	357,500	357,500
Benefits payable to directors and officers	581,854	539,209
Fees and expenses payable to directors and officers	151,261	127,878
Interests due to a shareholder	2,171	2,230
Total	1,092,786	1,026,817

[c] Key management compensation

As at January 31, 2022, the Company had twelve executives including eight in senior management. Their aggregate annualized compensation is approximately $2.9 million. During the three months ended January 31, 2022, the Company incurred salaries, benefits, and consulting fees totaling $747,589 to directors and officers of the Company. There were no stock options granted to directors or officers of the Company during the period.

[d] Transactions with related parties

[i] During the three months ended January 31, 2022, the Company incurred consulting fees of CA$30,000 (USD equivalent $23,587) to a member of senior management.

[ii] In June 2021, the Company renewed its sublease agreement with a company controlled by a director and officer for its corporate office in Vancouver, British Columbia with a lease term from April 1, 2021 to March 31, 2023 at a monthly rent of CA$9,794 (USD equivalent $7,700).

[iii] Pursuant to an agreement entered on August 29, 2018 and which was approved by the TSX-V on September 12, 2018, a company controlled by a director and officer is eligible to receive up to 5% of the issued and outstanding common shares of the Company as at August 28, 2018 for up to $5 million raised. During the year ended October 31, 2021, the commitment was met. On November 3, 2021, the Company issued 9,163,425 common shares at a price of CA$0.65 per share with a total fair value of CA$5,956,226 (USD equivalent $4,796,832) as share issue costs.

9. RELATED PARTY TRANSACTIONS

[a]	Deposits held by related parties

During the year ended October 31, 2021, the Company provided related parties with advances that were held as deposits for anticipated future costs related to the Company’s planned magnesium research and development pilot plant and other administrative expenses (the “Pilot Plant Advances”). During the year ended October 31, 2021, the Company provided Pilot Plant Advances to a company controlled by a director and officer in the aggregate amount of $987,912, of which $696,431 was used for costs and expenses leaving a balance of $291,481 as of October 31, 2021. During the same period, the Company provided Pilot Plant Advances to a company controlled by an officer in the aggregate amount of $2,292,912, of which $2,097,931 was used for costs and expenses leaving a balance of $194,981 as of October 31, 2021. The aggregate deposits held by related parties were $486,462 as of October 31, 2021.

[b]	Due to related parties

As at October 31, 2021, balances due to related parties totaled $1,026,817 (October 31, 2020 – $843,990). All advances are unsecured, non-interest bearing, and have no stated terms of repayment.

	October 31, 2021	October 31, 2020
	$	$
Wages payable to directors and officers	357,500	161,922
Benefits payable to directors and officers	539,209	–
Fees and expenses payable to directors and officers	127,878	682,068
Interests due to a shareholder	2,230	–
Total	1,026,817	843,990

[c]	Key management compensation

As at October 31, 2021, the Company had twelve executives including eight in senior management. Their aggregate annualized compensation is approximately $2.9 million. During the year ended October 31, 2021, the Company incurred salaries, management and consulting fees totaling $3,020,102 (2020 – $1,785,032) to directors, officers and related companies with directors in common, and stock-based compensation totaling $10,248,013 (2020 – $300,211) for options granted to directors and officers of the Company.

[d]	Transactions with related parties

During the year ended October 31, 2021, the Company incurred consulting fees of CA$120,000 (USD equivalent $95,390) to a member of senior management. The Company also incurred consulting fees of CA$45,000 (USD equivalent $35,771) to a company controlled by a director and officer, and $20,000 to a company controlled by a director and officer.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated